TIFF Multi-Asset Fund (Prospectus Summary): | TIFF Multi-Asset Fund
TIFF INVESTMENT PROGRAM, INC. Supplement Dated May 24, 2011 to the Prospectus and Statement of Additional Information Dated April 29, 2011
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  The ‘‘Redemption Fees’’ shown in this table are referred to as ‘‘exit fees’’ elsewhere in this prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	TIFF Multi-Asset Fund
Entry Fees on Purchases (as a percentage of amount invested)	0.0050
Redemption Fee (as a percentage of Amount Redeemed)	0.50%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		TIFF Multi-Asset Fund
Management Fees	[1]	0.72%
Other Expenses		0.17%
Acquired Fund Fees and Expenses		0.60%
Total Annual Fund Operating Expenses	[1][2]	1.49%
[1]	Management Fees and Total Annual Fund Operating Expenses have been restated to reflect the fee schedule in the New Advisory Agreement.
[2]	Total Annual Fund Operating Expenses may not correspond to the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus, which reflects the operating expenses of the fund and does not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
TIFF Multi-Asset Fund	252	574	918	1,891

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
TIFF Multi-Asset Fund	201	519	859	1,821